Inventories, Net - Schedule of Provision for Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Balance	$ (18,058)	$ (12,359)	$ (1,801)
Provision during the year	(55,510)	(5,936)	(11,090)
Foreign exchange difference	781	237	532
Balance	$ (72,787)	$ (18,058)	$ (12,359)